Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Vacation, convalescence and bonus accruals	$ 211	$ 133
Employees and payroll related	158	104
Tax provision for uncertain tax position	222	240
Accrued expenses and other	353	157
Accrued expenses and other liabilities, Total	$ 944	$ 634